Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total		$ 2,098,741
Property, Plant and Equipment, Net, Total	$ 399,935	1,416,152
Property, Plant and Equipment, Gross		2,098,741
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture and Fixtures, Gross	423,813	423,813
[custom:FurnitureAndFixturesNet-0]	42,127	66,123
Accumulated Depreciation Office Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationFurnitureAndFixtures-0]	(381,686)	(357,690)
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:TransportationEquipmentGross-0]	326,788	326,788
[custom:TransportationEquipmentNet-0]	7,672	30,735
Accumulated Depreciation Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationTransportationEquipment-0]	(319,116)	(296,053)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	29,390	29,390
[custom:LeaseholdImprovementsNet-0]	136	544
Accumulated Depreciation Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationLeaseholdImprovements-0]	(29,254)	(28,846)
Mineral Property [Member]
Property, Plant and Equipment [Line Items]
[custom:MineralPropertyGross-0]	350,000	350,000
[custom:MineralPropertyNet-0]	350,000	350,000
Accumulated Depreciation Mineral Property [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationMineralProperty-0]
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	1,129,991
Property, Plant and Equipment, Net, Total	399,935	1,416,152
Property, Plant and Equipment, Gross	1,129,991
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ (730,056)	(682,589)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Machinery and Equipment, Gross		968,750
[custom:MachineryAndEquipmentNet-0]		$ 968,750